Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 20

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 150

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
(Exact Name of Registrant)

Principal Life Insurance Company
--------------------------------------------------------------------------------
(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 248-3842
-------------------------------------------------------------------------------
Depositor's Telephone Number, including Area Code

M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

______ immediately upon filing pursuant to paragraph (b) of Rule 485

__X___ on April 10, 2012 pursuant to paragraph (b) of Rule 485

______60 days after filing pursuant to paragraph (a)(1) of Rule 485

______on (date) pursuant to paragraph (a)(1) of Rule 485

______75 days after filing pursuant to paragraph (a)(2) of Rule 485

______on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 for Principal Life Insurance Company
Separate Account B ("Registrant") incorporates by reference the Prospectuses, Statement of Additional Information and Part C
that are contained in the Registrant's Post-Effective Amendment No. 19, which was filed with the Securities and Exchange
Commission on January 11, 2012 (SEC Accession Number 0000898745-12-000016). The sole purpose of this Post-Effective
Amendment, which is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, is to extend the effective date of Post-Effective Amendment No. 19 to April 10, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 8th day of March, 2012.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By : /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By : /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

Attest: /s/ Joyce N. Hoffman _______________________ Joyce N. Hoffman Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
_____________________
L. D. Zimpleman	Chairman, President	March 8, 2012
and Chief Executive Officer

/s/ G.B. Elming
_____________________	Senior Vice President and	March 8, 2012
G.B. Elming	Chief Risk Officer

/s/ T. J. Lillis
_____________________	Senior Vice President	March 8, 2012
T. J. Lillis	and Chief Financial Officer
(Principal Financial and
Accounting Officer)

(B. J. Bernard)*	Director	March 8, 2012
B. J. Bernard

(J. Carter-Miller)*	Director	March 8, 2012
J. Carter-Miller

(G. E. Costley)*	Director	March 8, 2012
G. E. Costley

(M.T. Dan)*	Director	March 8, 2012
M. T. Dan

_(D.H. Ferro)*	Director	March 8, 2012
Dennis H. Ferro

(C. D. Gelatt, Jr.)*	Director	March 8, 2012
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	March 8, 2012
S. L. Helton

(R. L. Keyser)*	Director	March 8, 2012
R. L. Keyser

(L. Maestri)*	Director	March 8, 2012
L. Maestri

(A. K. Mathrani)*	Director	March 8, 2012
A. K. Mathrani

(E. E. Tallett)*	Director	March 8, 2012
E. E. Tallett

*By /s/ L.D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer Pursuant to Powers of Attorney Previously Filed or Filed Within

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an
Iowa corporation (the "Company"), hereby constitutes and appoints K. E. Shaff, L. D. Zimpleman, and J. N.
Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to the following Principal Life Insurance Company variable life contract:

Principal Investment Plus Variable Annuity	File No. 333-116220

with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate
Account B (File #811-02091) on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-
fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 8th day of March, 2012.

/s/ Luca Maestri ______________________________________ L. Maestri